Trade and other receivables	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables

Note 12	Trade and other receivables

FOR THE YEAR ENDED DECEMBER 31	NOTE	2023	2022
Trade receivables (1)		3,959	4,102
Allowance for revenue adjustments		(145)	(160)
Allowance for doubtful accounts	29	(118)	(129)
Current tax receivable		12	48
Commodity taxes receivable		12	11
Other accounts receivable		311	266
Total trade and other receivables		4,031	4,138
(1)The details of securitized receivables are set out in Note 24, Debt due within one year.

Wireless device financing plan receivables
Wireless device financing plan receivables represent amounts owed to us under financing agreements that have not yet been billed. The current portion of these balances is included in Trade receivables within the Trade and other receivables line item on our statements of financial position and the long-term portion is included within the Other non-current assets line item on our statements of financial position.
The following table summarizes our wireless device financing plan receivables.

FOR THE YEAR ENDED DECEMBER 31	NOTE	2023	2022
Current		1,052	1,021
Non-current	21	401	386
Total wireless device financing plan receivables (1)		1,453	1,407
(1) Excludes allowance for doubtful accounts and allowance for revenue adjustments on the current portion of $45 million and $46 million at December 31, 2023 and December 31, 2022, respectively, and allowance for doubtful accounts and allowance for revenue adjustments on the non-current portion of $15 million at December 31, 2023 and December 31, 2022.